Expense Example {- Freedom Lifetime Income I Portfolio} - 02.28 VIP Freedom Lifetime Income Funds Investor Combo PRO-12 - Freedom Lifetime Income I Portfolio - VIP Freedom Lifetime Income I Portfolio-Investor VIP
Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 39
3 years	122
5 years	213
10 years	$ 480